INTANGIBLE ASSETS, NET (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Annual estimated amortization expense related to intangible assets
2014	4,869
2015	4,869
2016	4,869
2017	4,869
2018	3,813
Thereafter	16,244
Total	39,533
Impairment of intangible assets	0